Derivatives and Fair Value Disclosures - Additional Information - 2 (Detail)	Dec. 31, 2023 USD ($)
Eco Green [Member]
Derivatives, Fair Value [Line Items]
Long-lived assets held-for-use, fair value disclosure, net	$ 706,800
Assets held-for-sale, long lived, fair value disclosure	35,340,000
Eco Dream [Member]
Derivatives, Fair Value [Line Items]
Long-lived assets held-for-use, fair value disclosure, net	706,800
Assets held-for-sale, long lived, fair value disclosure	$ 35,340,000